Investments in Associates (Details) - Schedule of summarized information of the Group's investments in associates for each year presented - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Investments in Associates (Details) - Schedule of summarized information of the Group's investments in associates for each year presented [Line Items]
Current assets	$ 1,162	$ 952
Non-current assets	41,244	47,512
Current liabilities	(6,983)	(6,988)
Non-current liabilities		(1,535)
Net assets	35,423	39,941
The Group’s share of net assets	11,583	13,062
Star Rock SAL Lebanon [Member]
Investments in Associates (Details) - Schedule of summarized information of the Group's investments in associates for each year presented [Line Items]
Current assets	102	62
Non-current assets	4,328	4,970
Current liabilities	(1,816)	(1,791)
Non-current liabilities		(136)
Net assets	2,614	3,105
The Group’s share of net assets	855	1,016
Sina SAL Lebanon [Member]
Investments in Associates (Details) - Schedule of summarized information of the Group's investments in associates for each year presented [Line Items]
Current assets	40	49
Non-current assets	3,290	3,782
Current liabilities	(2,209)	(2,209)
Non-current liabilities		(162)
Net assets	1,121	1,460
The Group’s share of net assets	367	477
Silver Rock SAL Lebanon [Member]
Investments in Associates (Details) - Schedule of summarized information of the Group's investments in associates for each year presented [Line Items]
Current assets	85	61
Non-current assets	4,694	5,405
Current liabilities	(403)	(381)
Non-current liabilities		(90)
Net assets	4,376	4,995
The Group’s share of net assets	1,431	1,634
Golden Rock SAL Lebanon [Member]
Investments in Associates (Details) - Schedule of summarized information of the Group's investments in associates for each year presented [Line Items]
Current assets	935	780
Non-current assets	28,932	33,355
Current liabilities	(2,555)	(2,607)
Non-current liabilities		(1,147)
Net assets	27,312	30,381
The Group’s share of net assets	$ 8,930	$ 9,935